ACQUISITIONS	6 Months Ended
Jun. 30, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
ACQUISITIONS
NOTE 3:	ACQUISITIONS

A.	End 2 End

On January 31,2025 the Company completed the E2E Acquisition. See also note 1C.

As consideration for the E2E Acquisition, the Company issued to the E2E Sellers 214,657 ordinary shares of the Company with a fair value of $990 thousand (the "Share Consideration") and paid $6,741 thousand in cash (the "Cash Consideration"). In addition, the Company accounted for $475 thousand for additional consideration of up to 102,938 ordinary shares of the Company, which will be released from holdback and issued to the E2E Sellers over 24 months from the acquisition date (the "Holdback Amount"). The Company classifies the Holdback Amount as a liability that is marked to market each reporting period. As of June 30, 2025, the Company recorded an income adjustment to the fair value of its Holdback Amount of $221 thousand in Financial and other expenses, net. The E2E Sellers shall be entitled, in certain circumstances, to an Earn-Out consideration in the form of up to 461,076 ordinary shares of the Company and up to $1,587 thousand in cash. In addition, if during the period from the closing date to December 31, 2026, the Company enters into an agreement with a designated E2E customer, the Sellers shall be entitled to an additional Earn-Out consideration, payable in cash, equal to 50% of the agreement price (both together “Earn-Out”). The Company classifies the Earn-Out as a liability that is marked to market each reporting period. The fair value of the Earn-Out as of the acquisition date amounted to $1,663 thousand.

The E2E Acquisition has been accounted for as a business combination, and the financial results of E2E have been included in the Company's consolidated financial statements for the period subsequent to the E2E Acquisition.

A preliminary summary of the allocation of the purchase consideration for E2E is as follows:

	Amortization Period	Amount
	years	$ thousands
Cash Consideration		6,741
Share Consideration		990
Holdback Amount		475
Earn-Out		1,663
Fair value of total consideration		9,869

Fair value of assets acquired and liabilities assumed:
Current assets (including cash and cash equivalents of $171 thousand)		3,620
Non-current assets		439
Trademark	2	370
Customer Relationships	4	1,781
Technology	3	3,290
Goodwill		3,297
Other current liabilities		(2,529)
Long-term liabilities		(399)
		9,869

The valuation of the acquired intangible assets is inherently subjective and relies on significant unobservable inputs. The Company used an income approach to value the acquired developed technology, customer relationships and trademark intangible assets. The valuation for each of these intangible assets was based on estimated projections of expected cash flows to be generated by the assets, discounted to the present value at discount rates commensurate with perceived risk.

The valuation assumptions take into consideration the Company's estimates of customer attrition, technology obsolescence and revenue growth projections. The Company is amortizing the identifiable intangible assets arising from the E2E Acquisition in relation to the expected cash flows from the individual intangible assets over their respective useful lives, which have a useful life range of 2-4 years. On the day of the E2E acquisition, there was no difference between tax basis to book basis, therefore no deferred taxes were recorded. The goodwill is expected to be fully deductible for income tax purposes.

Pro forma results of operations have not been presented because the effects of the acquisition were not material to our consolidated statements of operations.

B.	Acquisition- and Integration- Related Charges

Acquisition-related expenses include those expenses related to acquisitions that would otherwise not have been incurred by the Company, including professional and services fees, such as legal, audit, consulting, paying agent and other fees. Acquisition-related costs are not included as components of consideration transferred but are accounted for as expenses in the period in which the costs are incurred.

Integration-related expenses represent incremental costs related to combining the Company and its business acquisitions, such as third-party consulting and other third-party services related to merging the previously separate companies' systems and processes.

The components of Acquisition- and integration-related expenses incurred in the six months ended June 30, 2025, and 2024, were as follows:

	Six months ended
	June 30,
	2025	2024
	$ thousands
Acquisition-related professional and services fees	475	-
Integration-related expenses	221	1,377
Earn-Out fair value adjustment	8	-

Total acquisition- and integration-related expenses	704	1,377

The components of Acquisition- and integration-related expenses incurred in the six months ended June 30, 2025, related to the E2E Acquisition, and the components of Acquisition- and integration-related expenses incurred in the six months ended June 30, 2024 related to the Siklu Acquisition.

The table below presents the changes in the Earn-Out, which was classified as Level 3 and measured at fair value on a recurring basis, in the six months ended June 30, 2025:

$ thousands
Fair value as of acquisition date	1,663
Fair value adjustment	8

Fair value at the end of the period	1,671

The Company estimated the fair value of the Earn-Out by utilizing a Monte Carlo simulation and an income approach method. The significant assumptions used in the model mainly relate to the projected revenues and EBITDA for 2025, as well as the estimated agreement price with a designated customer and the probability of such an agreement. Changes in Earn-Out fair value are recorded in the consolidated statements of operations under Acquisition- and integration-related charges.